COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights

Pursuant to a registration rights agreement entered into on December 17, 2020, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) have registration rights to require the Company to register a sale of any of the securities held by them pursuant to a registration rights agreement to be signed prior to or on the effective date of the Initial Public Offering. These holders of these securities are entitled to make up to three demands, excluding short form registration demands, that the Company register such securities for sale under the Securities Act. In addition, these holders have “piggy-back” registration rights to include their securities in other registration statements filed by the Company, subject to certain limitations. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering our securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to a deferred fee of $0.35 per Unit, or $8,750,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Contingent Professional Fees

The Company incurred legal fees of $508,525 and investment advisory fees of $400,000, which were contingent upon the consummation of the Memic Business Combination. On March 12, 2022, the Memic Business Combination was terminated, as such, the incurred contingent legal and investment advisory fees are no longer due. These fees were not recorded on the Company’s balance sheet, therefore no reversal was required.

Business Combination Agreement

On August 12, 2021, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) with Memic Innovative Surgery Ltd., a private company organized under the laws of the State of Israel (“Memic”), and Maestro Merger Sub, Inc., a Delaware corporation and a direct, wholly-owned subsidiary of Memic (“Merger Sub”).

Termination of Business Combination Agreement

On March 10, 2022, the Company, Memic and Merger Sub entered into a Termination of Business Combination Agreement (the “Termination Agreement”), pursuant to which the parties agreed to mutually terminate the Business Combination Agreement. The termination of the Business Combination Agreement was effective as of March 9, 2022.

As a result of the termination of the Business Combination Agreement, the Business Combination Agreement, along with any Transaction Agreement (as defined in the Business Combination Agreement) entered into in connection therewith, are void and there is no liability under either of the Business Combination Agreement or any Transaction Agreement on the part of any party thereto (including, without limitation, under the SPAC Sponsor Letter Agreement by and among Memic, the Sponsor, and the other parties signatory thereto dated August 12, 2021). Pursuant to the Termination Agreement, subject to certain exceptions, the Company, Memic and Merger Sub have also agreed, on behalf of themselves and their respective related parties, to a release of claims relating to the business combination.

NOTE 6 — COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, close of the Initial Public Offering and/or search for a target company, the specific impact is not readily determinable as of the date of the financial statement. The financial statement does not include any adjustments that might result from the outcome of this uncertainty.

Registration Rights

Pursuant to a registration rights agreement entered into on December 17, 2020, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) will have registration rights to require the Company to register a sale of any of the securities held by them pursuant to a registration rights agreement to be signed prior to or on the effective date of the Initial Public Offering. These holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company, subject to certain limitations. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering our securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to a deferred fee of $0.35 per Unit, or $8,750,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Contingent Professional Fees

As of December 31, 2021, the Company incurred legal fees of $508,525 and investment advisory fees of $400,000, which are contingent upon the consummation of the Business Combination.

Business Combination Agreement

On August 12, 2021, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) with Memic Innovative Surgery Ltd., a private company organized under the laws of the State of Israel (“Memic”), and Maestro Merger Sub, Inc., a Delaware corporation and a direct, wholly-owned subsidiary of Memic (“Merger Sub”).

Pursuant to the Business Combination Agreement, subject to the terms and conditions set forth therein, upon the closing of the transactions contemplated thereby, Merger Sub will merge with and into us, with us surviving as a wholly-owned subsidiary of Memic (the “Merger”). The Merger contemplates an implied enterprise valuation of Memic of $625,000,000 at the time of the signing of the Business Combination Agreement, in addition to the issuance of “price adjustment rights” to the Memic shareholders entitling such holders to additional Memic Ordinary Shares (as defined below) upon the achievement of certain milestones related to Memic’s post-closing trading price.

Pursuant to the Business Combination Agreement at the time the Merger becomes effective (the “Effective Time”), among other things:

●	the shares of The Company’s Class A common stock, par value $0.0001 per share (the “SPAC Class A Stock”) and the Public Warrants, which, immediately prior to the Effective Time, will be automatically separated, if not already separated prior to such time, and the holder thereof will be deemed to hold one share of SPAC Class A Stock and one-third of one Public Warrant;
●	each share of the Company Class B common stock, par value of $0.0001 (the “SPAC Class B Stock”) and SPAC Class A Stock issued and outstanding immediately prior to the Effective Time (after giving effect to any redemptions by our public stockholders) will be converted into and will for all purposes represent only the right to receive one ordinary share, no par value per share, of Memic (“Memic Ordinary Shares”);
●	each Public Warrant and each Private Placement Warrants to purchase one share of SPAC Class A Stock issued to our Sponsor that is outstanding unexercised immediately prior to the Effective Time will be converted into and become a warrant to purchase one Memic Ordinary Share; and
●	each pre-closing shareholder of Memic will receive price adjustment rights entitling such holders to receive additional Memic Ordinary Shares upon the achievement of certain milestones related to Memic’s post-closing trading price; the maximum number of Memic Ordinary Shares issuable pursuant to such price adjustment rights equals seventeen percent (17%) of the sum of (i) the number of outstanding Memic Ordinary Shares as calculated immediately after the closing of the Merger, (ii) the number of Memic Ordinary Shares issuable upon exercise of outstanding options that are vested and exercisable as of the Merger, and (iii) the number of Memic Ordinary Shares issuable upon exercise of Memic’s warrants that were issued and outstanding immediately prior the Merger, as ultimately determined after the consummation of the Merger.

Sponsor Letter Agreement

Concurrently with the execution and delivery of the Business Combination Agreement, in support of the Merger, the Sponsor, and each of the Company’s officers and each of the members of the Company’s board of directors (each an “Insider” and collectively, the “Insiders” and, together with the Sponsor, the “Sponsor Group”), entered into and delivered to Memic a letter agreement (the “Sponsor Letter Agreement”) by which the Sponsor Group agreed to, among other things, (i) vote all shares of SPAC Class B Stock and all shares of SPAC Class A Stock beneficially owned by him, her or it in favor of the Merger and each other proposal related to the Merger included on the agenda for the special meeting of stockholders relating to the Merger; (ii) when such meeting of stockholders is held, appear at such meeting or otherwise cause the SPAC Class B Stock or SPAC Class A Stock beneficially owned by him, her or it to be counted as present thereat for the purpose of establishing a quorum; and (iii) vote all SPAC Class B Stock and SPAC Class A Stock beneficially owned by him, her or it against any action that would reasonably be expected to materially impede, interfere with, delay, postpone or adversely affect the Merger or any of the other transactions contemplated by the Business Combination Agreement or result in a breach of any covenant, representation or warranty or other obligation or agreement of the Company under the Business Combination Agreement or result in a breach of any covenant or other obligation or agreement of the Sponsor or any Insider contained in the Sponsor Letter Agreement. The final prospectus became effective on February 14, 2022.

Voting Agreements

On August 12, 2021, concurrently with the execution and delivery of the Business Combination Agreement, certain Memic shareholders (each, a “Voting Party” and together, the “Voting Parties”) entered into voting agreements (the “Voting Agreements”) with the Company. Under the Voting Agreements, each Voting Party agreed to, among other things, (i) whether at a special meeting of Memic’s shareholders or by action by written consent, vote all of their shares of Memic capital stock beneficially owned or held by such Voting Party (as applicable, and together, the “Voting Shares”) in favor of adoption of the Business Combination Agreement, the Merger and related transactions contemplated by the Business Combination Agreement, and (ii) vote against any action or proposal (A) concerning any alternative to the proposed Merger and (B) that would reasonably be expected to materially impede, interfere with, delay, postpone or adversely affect the Merger or any of the other transactions contemplated by the Business Combination Agreement or result in a breach of any covenant, representation or warranty or other obligation or agreement of Memic under the Business Combination Agreement that would result in the failure of any conditions to closing set forth therein to be satisfied. In addition, the Voting Agreements require each Voting Party to provide a proxy to appoint Memic, or any designee of Memic to vote such Voting Party’s shares (or act by written consent in respect of such shares) accordingly.

Lock-Up Agreement

On August 12, 2021, concurrently with the execution and delivery of the Business Combination Agreement, in support of the Merger, the Sponsor, and certain shareholders of Memic (collectively, with the Sponsor, the “Shareholder Parties”) entered into and delivered a Confidentiality and Lock-Up Agreement (the “Lock-Up Agreement”), pursuant to which the Shareholder Parties have agreed not to transfer any Memic Ordinary Shares held by them until the one year anniversary of the Effective Time, subject to early release if the stock price of the Memic Ordinary Shares is greater than or equal to $12.00 for any 20 trading days within any period of 30 consecutive trading days (as further described therein, and which will apply starting on the 150-day anniversary of the Effective Date), subject to certain permitted transfers (provided that such permitted transferees agree to be bound by the same transfer restrictions set forth in the Lock-Up Agreement).

Registration Rights Agreement

On August 12, 2021, as a condition to close the Business Combination Agreement, Memic, the Sponsor and certain Memic equity holders (collectively with the Sponsor, the “Memic Holders”) will enter into a Registration Rights Agreement (the “Registration Rights Agreement”) that will become effective concurrently with the Merger, pursuant to which Memic agreed to file a shelf registration statement, by no later than ninety (90) business days after the closing date to register the resale of the Memic Ordinary Shares and warrants to purchase Memic Ordinary shares. The Registration Rights Agreement also provides the Memic Holders with (i) piggyback registration rights and (ii) three demand rights in any twelve-month period for an underwritten shelf takedown, provided that the demanding holders propose to sell securities with a total offering price reasonably expected to exceed, in the aggregate, $50 million in each underwritten shelf takedown.

PIPE Subscription Agreements

On August 12, 2021, concurrently with the execution and delivery of the Business Combination Agreement, Memic entered into subscription agreements (the “Subscription Agreements”) with certain investors (the “PIPE Investors”), pursuant to which, on the terms and subject to the conditions set forth therein, immediately prior to the closing of the Merger, but after giving effect to certain capital restructuring, such investors will purchase from Memic upon the closing of the Merger newly issued Memic Ordinary Shares for aggregate gross proceeds of $76,350,000 (the “PIPE Investment”).

The Business Combination Agreement and related agreements are further described in the Company’s Current Report on Form 8-K filed with the SEC on August 13, 2021. The foregoing descriptions of each of the Business Combination Agreement, the Sponsor Letter Agreement, the form of Voting Agreement, the Lock-Up Agreement, the form of Registration Rights Agreement and the form of the Subscription Agreement are qualified in their entirety by reference to such agreement filed as an exhibit to this Annual Report.